Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	4,312,500
Proposed Maximum Offering Price per Unit	5
Maximum Aggregate Offering Price	$ 21,562,500
Offering Note

(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes additional ordinary shares that the underwriters have the option to purchase to cover any over-allotments.

(2) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional ordinary shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.